Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment
10.	PROPERTY, PLANT AND EQUIPMENT

	December 31, 2012	December 31, 2011
Cost	12,868.5	12,083.9
Accumulated depreciation and amortization	(5,479.6)	(5,067.1)

	7,388.9	7,016.8

Mining properties, mine development costs, mine plant facilities and mineral interests	6,344.5	6,021.3
Asset retirement costs	119.3	112.3
Other non-mining assets	925.1	883.2

	7,388.9	7,016.8

Included in property, plant and equipment is cumulative capitalized interest, net of amortization, relating to the following assets:

	December 31, 2012	December 31, 2011
South African operations	45.5	32.5
Tarkwa Mine	13.5	14.4
Cerro Corona	71.6	75.4

	130.6	122.3

Depreciation charge on property, plant and equipment amounted to $729.9 million (fiscal year ended December 31, 2011: $745.3 million; six months ended December 31, 2010: $389.4 million; fiscal year ended June 30, 2010: $631.1 million).

Fleet assets in Ghana with a cost of $80.7 million have been pledged as security for the $60 million senior secured revolving credit facility. For further information, see Note 14(h).